Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property And Equipment
Leasehold improvements	Shorter of lease term or 3 years
Furniture and fixture	5 years
Computer equipment	3 years
Motor vehicle	10 years
Office equipment	5 years

Schedule of Disaggregated Information of Revenues

	For the Years Ended December 31,
	2024	2023	2022
Geographic locations
Sales of marine fuels
China	$13,339,546	$3,958,669	$355,646
Hong Kong	4,001,824	3,886,888	-
Malaysia	44,073,880	8,577,514	1,314,947
Singapore	58,370,083	38,692,637	18,145,791
South Korea	6,105,287	1,533,270	2,866,080
United Arab Emirates	3,756,984	548,177	1,786,931
Vietnam	340,174	1,549,407	2,845,212
Thailand	4,693,086	1,998,602	190,165
Indonesia	4,348,622	180,898	352,435
Timor-Leste	2,553,700	-	-
Others	13,597,677	9,225,718	1,705,539

Subtotal	$155,180,863	$70,151,780	$29,562,746

Brokerage commissions
China	$-	$211,930	$84,801
Singapore	-	209,221	538,107
South Korea	-	39,895	244,810
Others	12,150	172,702	388,007
Subtotal	$12,150	$633,748	$1,255,725

Total	$155,193,013	$70,785,528	$30,818,471